Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Global Diversified Income Fund (Prospectus Summary): | Global Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Diversified Income Fund
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated September 14, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012,
May 11, 2012, June 15, 2012, July 17, 2012, and July 27, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

On September 10, 2012, the Board of Directors of Principal Funds, Inc. approved the hiring of Post Advisory Group, Inc. (“Post”) as sub-advisor for the Global Diversified Income Fund. The proposal to hire Post will be submitted for shareholder vote at a Special Meeting of Shareholders of Global Diversified Income Fund tentatively scheduled for December 10, 2012. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed to record date shareholders of Global Diversified Income Fund in October 2012. If shareholders approve this proposal, Post is expected to begin managing Global Diversified Income Fund assets in January 2013.

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund may also write (or sell) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, MLPs, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.

Investment Strategy, Heading 1	ck0000898745_InvestmentStrategyHeading1	Under the Principal Investment Strategies heading, delete the fifth paragraph and substitute:
InvestmentStrategy, Narrative 1	ck0000898745_InvestmentstrategyNarrative1

A portion of the Fund's assets may be invested in high yield and other income-producing securities including bank loans, corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. "High yield" securities are commonly known as "junk bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

Risk, Heading	rr_RiskHeading	Under the Principal Risks heading, add:
Risk, Narrative	rr_RiskNarrativeTextBlock

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Global Diversified Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
Global Diversified Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX
Global Diversified Income Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDPX